U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

March 5, 2004

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Granum Value Fund
File Nos. 033-20473 and 811-08029

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Granum Value Fund (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 1, 2004 and filed electronically as Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5025.

Sincerely yours,

/s/ Elaine Richards

Elaine Richards, Esq.